INCOME TAXES (Schedule of Deferred Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carry-forwards	$ 76,615	$ 81,455
Accrued employees costs	1,529	1,922
Reserves and allowances	5,766	5,680
Intangibles	3,577	4,061
Restructured loan (see Note 9)	1,621	1,788
Research and development expenses	4,531	3,908
Other	1,764	2,204
Deferred tax assets before valuation allowance	95,403	101,018
Valuation allowance	(91,175)	(96,883)
Deferred tax assets	4,228	4,135
Deferred tax liabilities:
Goodwill	(10,169)	(8,844)
Deferred tax liabilities	$ (10,169)	$ (8,844)